THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRURARY 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------
Check here if Amendment [X]; Amendment Number:  6
                                                -----------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNERAND
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

     /S/ MARK D. LERNER              BALTIMORE, MARYLAND         8/14/02
------------------------------     -------------------------     -------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           --------------

Form 13F Information Table Entry Total:    6
                                           --------------

Form 13F Information Table Value Total:    $96,855
                                           --------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    --------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----   ------   ----
AT&T                  Common        001957109   12,662    731,352   SH             SOLE                   SOLE

AT&T                  Common        001957109    5,194    300,000   SH     CALL    SOLE                                    NONE

AT&T                  Common        001957109    6,925    400,000   SH     CALL    SOLE                                    NONE

General Motors
Hughes                Common        370442832    3,220    140,000   SH             SOLE                   SOLE

General Motors
Hughes                Common        370442832    1,150     50,000   SH     CALL    SOLE                                    NONE

Honeywell, Inc.       Common        438506107   67,704  1,431,000   SH             SOLE                   SOLE
